Equity - Summary of Cash Flows Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	$ 354,497	$ 695,755	$ (1,390,863)
Net cash flows provided by (used in) investing activities	(315,627)	(41,874)	(87,155)
Net cash flows provided by (used in) financing activities	(69,923)	(449,272)	349,602
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	84,887	287,963	(1,041,655)
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	(359,168)	232,480	16,822
Net cash flows provided by (used in) investing activities	111,607	(145,665)	(158,402)
Net cash flows provided by (used in) financing activities	115,303	(24,122)	35,937
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (132,258)	$ 62,693	$ (105,643)